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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 2/14/01 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
                    CONFIDENTIAL TREATMENT EXPIRED ON 2/13/02



          Report for the Calendar Year or Quarter Ended December 31, 2000

If amended report check here:      |x|                    Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |x| adds new holding
                                       entries.

Goldman Sachs Group, Inc. (The)
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

85 Broad St.                    New York             NY             10004
--------------------------------------------------------------------------------
Business Address  (Street)       (City)            (State)          (Zip)


13F File Number: 28-04981

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Roger S. Begelman Vice President and Deputy Director of Compliance (212)902-4093
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Roger S. Begelman
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                            New York NY, February 19, 2002
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ x ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.